Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Equity securities, trading, cost	$ 875,503	$ 824,723	$ 450,766
Debt securities, trading, cost	$ 615,576	$ 408,754	$ 249,110
Shareholders' equity
Preference shares, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Preference shares, shares authorized (in shares)	30,000,000	30,000,000	30,000,000
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0
Common share, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Common share, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common share, shares issued (in shares)	104,031,456	103,888,916	78,432,132
Common share, shares outstanding (in shares)	104,031,456	103,888,916	78,432,132